Annual Fund Operating Expenses - First Trust CEF Income Opportunity ETF - First Trust CEF Income Opportunity ETF	Jan. 04, 2021
Operating Expenses:
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	2.06%
Total Annual Fund Operating Expenses	2.91%